UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA Pennsylvania Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                      Value
Pennsylvania - 102.5%  $  5,000    ABN AMRO MuniTops Certificates Trust, Lancaster, Pennsylvania, GO, VRDN,
                                   Series 2007-47, 3.78% due 5/01/2015 (a)(f)(i)                                      $     5,000

                         10,230    ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, Refunding, VRDN,
                                   Series 2006-48, 3.78% due 5/15/2014 (c)(f)(i)                                           10,230

                          3,760    ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, VRDN, Series 2001-18,
                                   3.78% due 10/01/2009 (b)(f)(i)                                                           3,760

                          4,000    ABN AMRO MuniTops Certificates Trust, Pennsylvania Turnpike Commission Revenue
                                   Bonds, VRDN, Series 2004-9, 3.78% due 12/01/2012 (a)(f)(g)(i)                            4,000

                          4,600    ABN AMRO MuniTops Certificates Trust, Philadelphia, Pennsylvania, Water and
                                   Wastewater Revenue Bonds, VRDN, Series 2005-15, 3.66% due 7/01/2013 (c)(f)(i)            4,600

                          4,500    ABN AMRO MuniTops Certificates Trust, Upper Saint Clair Township School District,
                                   Pennsylvania, GO, Refunding, VRDN, Series 2002-5, 3.65% due 7/15/2010 (c)(f)(g)(i)       4,500

                          3,955    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds,
                                   PUTTERS, VRDN, Series 1281, 3.79% due 1/15/2011 (b)(f)(i)                                3,955

                          9,209    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                   (University of Pittsburgh Medical Center), VRDN, Series B-1, 3.86% due 12/01/2016 (f)    9,209

                          7,000    Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding
                                   Bonds, ROCS, VRDN, Series II-R-11053, 3.79% due 11/15/2040 (f)(i)                        7,000

                          1,100    Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding
                                   Bonds (University of Pittsburgh Medical Center), VRDN, Series B, 5% due 6/15/2008 (f)    1,113

                          1,175    Allegheny County, Pennsylvania, IDA, Health and Housing Facilities, Senior
                                   Revenue Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Series A, 3.77% due
                                   7/01/2027 (e)(f)                                                                         1,175

                          2,180    Allegheny County, Pennsylvania, IDA, Health and Housing Facilities, Senior
                                   Revenue Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Series B, 3.92% due
                                   7/01/2027 (e)(f)                                                                         2,180

                          5,155    BB&T Municipal Trust, Philadelphia, Pennsylvania, School District, GO, Refunding,
                                   FLOATS, VRDN, Series 2004, 3.79% due 6/01/2034 (b)(f)(i)                                 5,155

                          8,300    Bank of America MACON Trust, Pennsylvania Economic Development Financing Authority,
                                   Solid Waste Disposal Revenue Bonds, VRDN, AMT, Series V, 3.83% due 11/01/2028 (f)(i)     8,300



Portfolio Abbreviations


To simplify the listings of CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
S/F          Single-Family
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                      Value
Pennsylvania           $  1,200    Bensalem Township, Pennsylvania, School District, GO, PUTTERS, VRDN, Series
(concluded)                        1915, 3.80% due 12/15/2016 (b)(f)(i)                                               $     1,200

                          6,400    Berks County, Pennsylvania, IDA, IDR (Zenith Properties LP Project), VRDN,
                                   AMT, 3.89% due 6/01/2031 (f)                                                             6,400

                          6,300    Bethlehem, Pennsylvania, Area School District, GO, VRDN, 3.76% due 1/01/2032 (c)(f)      6,300

                          2,600    Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc. Project),
                                   VRDN, AMT, 3.89% due 2/01/2015 (f)                                                       2,600

                          4,500    Bucks County, Pennsylvania, IDA, Revenue Bonds (Harsco Corporation Project), VRDN,
                                   AMT, 3.89% due 8/01/2011 (f)                                                             4,500

                          2,915    Bucks County, Pennsylvania, IDA, Revenue Bonds (L&P Properties LP Project), VRDN,
                                   AMT, Series A, 3.99% due 6/01/2014 (f)                                                   2,915

                            395    Bucks County, Pennsylvania, IDA, Revenue Bonds (Specialty Ring Products Inc.), VRDN,
                                   AMT, 3.89% due 10/01/2009 (f)                                                              395

                          9,935    Butler County, Pennsylvania, IDA, Revenue Bonds (Concordia Lutheran Ministers), VRDN,
                                   Series A, 3.75% due 4/01/2030 (e)(f)                                                     9,935

                          1,360    Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT, 3.87%
                                   due 9/01/2015 (f)                                                                        1,360

                          2,240    Chester County, Pennsylvania, IDA, Revenue Bonds (The Hankin Group), VRDN, AMT,
                                   Series A, 3.89% due 12/01/2020 (f)                                                       2,240

                          2,440    Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent Association), VRDN,
                                   AMT, Series B, 3.89% due 12/01/2020 (f)                                                  2,440

                          3,490    Chester County, Pennsylvania, School Authority, School Lease Revenue Bonds,
                                   PUTTERS, VRDN, Series 1123, 3.80% due 10/01/2013 (a)(f)(i)                               3,490

                            985    Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                                   3.95% due 11/01/2017 (f)                                                                   985

                         10,000    Cumberland County, Pennsylvania, Municipal Authority, Revenue Refunding Bonds
                                   (Asbury Obligated Group), VRDN, 3.75% due 1/01/2041 (f)                                 10,000

                          2,500    Cumberland County, Pennsylvania, Municipal Authority, Revenue Refunding Bonds
                                   (Presbyterian Homes Project), VRDN, Series B, 3.65% due 12/01/2007 (e)(f)                2,500

                          1,000    Delaware County, Pennsylvania, IDA, Revenue Bonds (Melmark, Inc. Project), VRDN,
                                   3.78% due 3/01/2026 (f)                                                                  1,000

                         10,200    Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue
                                   Bonds, ROCS, VRDN, Series II-R-11105, 3.79% due 6/01/2037 (f)(i)                        10,200

                          5,000    Eagle Tax-Exempt Trust, Delaware Valley Regional Finance Authority, Pennsylvania,
                                   Local Government Revenue Bonds, VRDN, Series 2004-0026, Class A, 3.80% due
                                   8/01/2028 (a)(f)(i)                                                                      5,000

                          3,000    Elizabethtown, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania College),
                                   VRDN, 3.83% due 6/15/2029 (f)                                                            3,000

                          2,100    Geisinger Authority, Pennsylvania, Health System, ROCS, VRDN, Series II-R-11013,
                                   3.79% due 5/01/2037 (f)(i)                                                               2,100

                          1,250    Greene County, Pennsylvania, IDA Revenue Bonds (Manufacturing Facilities-Kyowa
                                   America), VRDN, AMT, Series D, 3.90% due 7/01/2014 (f)                                   1,250

                          5,315    Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                                   Bonds (John XXIII Home Project), VRDN, 3.80% due 2/01/2030 (f)                           5,315

                          2,330    Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.), VRDN,
                                   AMT, 3.89% due 12/01/2014 (f)                                                            2,330

                          4,660    Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project), VRDN, AMT,
                                   Series A, 3.83% due 6/01/2027 (f)                                                        4,660

                          3,235    Jackson Township, Pennsylvania, IDA Revenue Bonds (V&S Lebanon Galvanizing Project),
                                   VRDN, AMT, 4.15% due 4/01/2021 (f)                                                       3,235

                          6,390    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 3.77% due
                                   9/15/2020 (f)(i)                                                                         6,390

                          1,400    Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT,
                                   3.85% due 6/01/2026 (f)                                                                  1,400

                          8,660    Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue Refunding
                                   Bonds (Brethren Village), VRDN, 3.78% due 6/15/2020 (f)                                  8,660

                            800    Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 3.84% due
                                   2/01/2010 (f)                                                                              800

                          3,000    Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodging, Inc. Project), VRDN,
                                   3.83% due 12/01/2026 (f)                                                                 3,000

                          5,000    Lancaster, Pennsylvania, Municipal Authority, Revenue Refunding Bonds (Garden Spot
                                   Village Project), VRDN, Series C, 3.78% due 5/01/2036 (f)                                5,000

                          2,500    Lehman Municipal Trust Receipts, Pennsylvania HFA, FLOATS, VRDN, AMT, Series
                                   2006-K57, 3.85% due 10/01/2037 (f)(i)                                                    2,500

                          2,290    Luzerne County, Pennsylvania, IDA Revenue Bonds (Nardone Brothers Baking Project),
                                   VRDN, AMT, 3.89% due 3/01/2019 (f)                                                       2,290

                          4,220    Montgomery County, Pennsylvania, IDA, Retirement Community Revenue Bonds (ACTS
                                   Retirement-Life Communities, Inc.), VRDN, 3.77% due 11/15/2029 (e)(f)                    4,220

                          1,315    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Big Little Association Project),
                                   VRDN, Series A, 3.89% due 2/01/2019 (f)                                                  1,315

                          2,405    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Edmund Optical Manufacturing
                                   LLC Project), VRDN, AMT, 3.89% due 4/01/2016 (f)                                         2,405

                            985    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Girl Scouts of Southeastern
                                   Pennsylvania), VRDN, 3.84% due 2/01/2025 (f)                                               985

                            665    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Independent Support System
                                   Project), VRDN, 3.84% due 3/01/2016 (f)                                                    665

                          1,975    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Valley Forge Baptist), VRDN,
                                   3.84% due 9/01/2023 (f)                                                                  1,975

                          4,425    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 3.79%
                                   due 2/15/2027 (d)(f)(i)                                                                  4,425

                          6,000    Municipal Securities Trust Certificates, Allegheny County, Pennsylvania, Port
                                   Authority, Revenue Refunding Bonds, VRDN, Series 2001-121, Class A, 3.77%
                                   due 12/22/2009 (b)(f)(i)                                                                 6,000

                          2,985    Northampton County, Pennsylvania, IDA Revenue Bonds (DG Properties Inc. Project),
                                   VRDN, AMT, 3.89% due 7/01/2021 (f)                                                       2,985

                          1,890    Northampton County, Pennsylvania, IDA Revenue Bonds (Nicos Polymers & Grinding),
                                   VRDN, AMT, 3.89% due 2/01/2020 (f)                                                       1,890

                          1,275    Northampton County, Pennsylvania, IDA Revenue Bonds (Reale Association Project),
                                   VRDN, AMT, 3.84% due 4/01/2012 (f)                                                       1,275

                         15,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                   Bonds (Merck & Co. Inc. Project), VRDN, AMT, 3.80% due 7/01/2031 (f)                    15,000

                          2,500    Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue
                                   Refunding Bonds, ROCS, VRDN, AMT, Series II-R-394, 3.81% due 12/01/2018 (a)(f)(i)        2,500

                          1,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (Conestoga Wood
                                   Specialists), VRDN, Series C-1, 3.89% due 3/01/2015 (f)                                  1,000

                          2,800    Pennsylvania Economic Development Financing Authority Revenue Bonds (Delancey
                                   Traditions Project), VRDN, AMT, 3.79% due 12/01/2036 (f)                                 2,800

                          1,905    Pennsylvania Economic Development Financing Authority Revenue Bonds (Waste Gas
                                   Fabricating Company Project), VRDN, AMT, Series C-3, 3.89% due 4/01/2020 (f)             1,905

                          3,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (Westrum
                                   Harleysville II Project), VRDN, AMT, 3.79% due 12/01/2034 (f)                            3,000

                          1,900    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                   Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series A, 3.955%
                                   due 10/01/2034 (f)                                                                       1,900

                          2,300    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                   Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B, 3.95%
                                   due 10/01/2034 (f)                                                                       2,300

                          1,480    Pennsylvania Energy Development Authority Revenue Bonds (B&W Ebensburg Project),
                                   VRDN, AMT, 3.79% due 12/01/2011 (f)                                                      1,480

                          5,210    Pennsylvania HFA, S/F Mortgage Revenue Bonds, MERLOTS, VRDN, AMT, Series B15, 3.84%
                                   due 10/01/2026 (f)(i)                                                                    5,210

                          4,300    Pennsylvania HFA, S/F Mortgage Revenue Bonds, PUTTERS, VRDN, AMT, Series 1592, 3.83%
                                   due 10/01/2014 (f)(i)                                                                    4,300

                          4,400    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 83C, 3.75%
                                   due 10/01/2035 (f)                                                                       4,400

                          8,000    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 86B, 3.74%
                                   due 4/01/2035 (f)                                                                        8,000

                          9,840    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 89, 3.74%
                                   due 10/01/2035 (f)                                                                       9,840

                         15,000    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 90C, 3.77%
                                   due 4/01/2036 (f)                                                                       15,000

                         14,100    Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, Series 91-B,
                                   3.74% due 10/01/2036 (f)                                                                14,100

                          4,972    Pennsylvania State, GO, FLOATS, VRDN, Series 696, 3.79% due 5/01/2018 (c)(f)(i)          4,972

                          6,805    Pennsylvania State, GO, FLOATS, VRDN, Series 1624, 3.79% due 3/01/2027 (f)(i)            6,805

                          3,100    Pennsylvania State, GO, FLOATS, VRDN, Series 1848, 3.79% due 11/01/2027 (f)(i)           3,100

                          3,000    Pennsylvania State, GO, FLOATS, VRDN, Series 1924, 3.79% due 3/01/2020 (f)(i)            3,000

                          1,700    Pennsylvania State, GO, ROCS, VRDN, Series II-R-11056, 3.79% due 11/01/2026 (f)(i)       1,700

                         12,000    Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds,
                                   VRDN, AMT, Series A, 3.77% due 12/01/2024 (a)(f)                                        12,000

                          6,000    Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                                   Refunding Bonds, VRDN, AMT, Series B, 3.80% due 1/01/2017 (c)(f)                         6,000

                          2,580    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, FLOATS,
                                   VRDN, Series 1547, 3.83% due 9/01/2039 (a)(f)(i)                                         2,580

                          3,700    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                   (Honeysuckle Holdings Student Housing Project at Bloomsburg University of
                                   Pennsylvania), VRDN, Series A, 3.76% due 7/01/2034 (f)                                   3,700

                          1,415    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, PUTTERS,
                                   VRDN, Series 1378, 3.80% due 6/15/2014 (e)(f)(i)                                         1,415

                          1,270    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, PUTTERS,
                                   VRDN, Series 1858, 3.80% due 1/02/2015 (f)(h)(i)                                         1,270

                          4,100    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Saint
                                   Joseph's University), VRDN, Series C4, 3.70% due 11/01/2028 (f)                          4,100

                          1,400    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Waynesburg
                                   College), VRDN, Series N2, 3.75% due 5/01/2034 (f)                                       1,400

                          1,700    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                                   (Association of Independent Colleges and Universities of Pennsylvania Financing
                                   Program), VRDN, Series I1, 3.63% due 11/01/2007 (f)                                      1,700

                          4,163    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series 1412, 3.79% due 4/01/2028 (d)(f)(i)                          4,163

                          1,800    Philadelphia, Pennsylvania, Airport Revenue Bonds, VRDN, AMT, Series B, 3.80%
                                   due 6/15/2020 (d)(f)                                                                     1,800

                          5,785    Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds, VRDN, AMT, Series C,
                                   3.83% due 6/15/2025 (d)(f)                                                               5,785

                          4,105    Philadelphia, Pennsylvania, Authority for IDR (Comhar Inc. Project), VRDN, 3.79%
                                   due 9/01/2023 (f)                                                                        4,105

                          4,200    Philadelphia, Pennsylvania, Authority for IDR (Gift of Life Donor Program Project),
                                   VRDN, 3.76% due 12/01/2034 (f)                                                           4,200

                          2,000    Philadelphia, Pennsylvania, Authority for IDR (Girard Estate Facilities Leasing),
                                   VRDN, 3.80% due 11/01/2031 (f)                                                           2,000

                          4,005    Philadelphia, Pennsylvania, Authority for IDR (Greater Philadelphia Health Care),
                                   Revenue Refunding Bonds, VRDN, 3.76% due 1/01/2024 (f)                                   4,005

                          1,240    Philadelphia, Pennsylvania, Authority for IDR (Henry H. Ottens Manufacturing
                                   Project), VRDN, 3.89% due 10/01/2013 (f)                                                 1,240

                          1,070    Philadelphia, Pennsylvania, Authority for IDR (Interim House West Project),
                                   VRDN, 3.84% due 9/01/2026 (f)                                                            1,070

                            675    Philadelphia, Pennsylvania, Authority for IDR (Lannett Company Inc. Project),
                                   VRDN, 3.89% due 5/01/2014 (f)                                                              675

                         15,000    Philadelphia, Pennsylvania, Gas Works, CP, 3.77% due 7/06/2007                          15,000

                          1,600    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                   Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series B,
                                   3.80% due 7/01/2025 (f)                                                                  1,600

                         12,000    Philadelphia, Pennsylvania, School District, GO, TRAN, Series A, 4.50% due 6/27/2008    12,088

                          3,200    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 1713, 3.83% due 8/01/2016 (a)(f)(i)                                         3,200

                          1,855    RBC Municipal Products, Inc., Pennsylvania State Higher Educational Facilities
                                   Authority Revenue Bonds, FLOATS, VRDN, Series I-33, 3.78% due 7/01/2015 (f)(h)(i)        1,855

                          3,595    RBC Municipal Products, Inc., Pennsylvania State Public School Building Authority
                                   Revenue Bonds, FLOATS, VRDN, Series I-16, 3.77% due 12/01/2014 (c)(f)(i)                 3,595

                          1,415    Schuylkill County, Pennsylvania, IDA, Revenue Bonds (K.P. Tamaqua, LP Project),
                                   VRDN, AMT, 3.80% due 1/01/2032 (f)                                                       1,415

                          1,920    Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                                   Bonds, MERLOTS, VRDN, Series A-18, 3.79% due 3/01/2015 (a)(f)(i)                         1,920

                          2,325    Somerset County, Pennsylvania, IDA Revenue Bonds (Somerset Welding and Steel), VRDN,
                                   AMT, 3.85% due 3/02/2015 (f)                                                             2,325

                          2,300    Southcentral General Authority, Pennsylvania, Revenue Bonds, ROCS, VRDN, Series
                                   II-R-604, 3.80% due 12/01/2030 (e)(f)(i)                                                 2,300

                          1,155    Stroudsburg, Pennsylvania, Area School District, GO, TRAN, 4.50% due 6/30/2008           1,162

                          3,100    Susquehanna County, Pennsylvania, IDA Revenue Bonds (Stabler Companies Inc. Project),
                                   VRDN, AMT, 3.89% due 12/01/2016 (f)                                                      3,100

                          2,500    UBS Municipal CRVS Trust, Philadelphia, Pennsylvania, Authority for IDR, FLOATS,
                                   VRDN, Series 06-1014, 3.76% due 6/01/2026 (b)(f)(i)                                      2,500

                          4,000    Union County, Pennsylvania, Hospital Authority, Hospital Revenue Refunding Bonds
                                   (Evangelical Community Hospital), VRDN, 3.70% due 2/01/2008 (e)(f)                       4,000

                          3,000    University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education
                                   (Pittsburgh Asset Notes-Panthers), 4.50% due 8/24/2007                                   3,004

                         10,300    University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education,
                                   Revenue Refunding Bonds (University Capital Project), VRDN, Series A, 3.70% due
                                   9/15/2022 (f)                                                                           10,300

                          4,100    Upper Merion, Pennsylvania, Municipal Utility Authority, Revenue Refunding Bonds,
                                   VRDN, 3.76% due 9/01/2016 (f)                                                            4,100

                         25,852    Venango, Pennsylvania, IDA, CP, 3.78% due 9/12/2007                                     25,852

                          2,000    Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project),
                                   VRDN, AMT, 3.85% due 11/01/2020 (f)                                                      2,000

                          2,200    West Chester, Pennsylvania, Area School District, GO, Refunding, PUTTERS, VRDN,
                                   Series 1913, 3.80% due 8/15/2014 (c)(f)(i)                                               2,200

                          1,925    Wyoming, Pennsylvania, IDA, Revenue Bonds (Deer Park Lumber, Inc. Project),
                                   VRDN, AMT, Series A, 3.81% due 3/01/2023 (f)                                             1,925

                          1,810    York County, Pennsylvania, IDA Revenue Bonds (495 Leasing Project), VRDN, AMT,
                                   3.89% due 6/01/2021 (f)                                                                  1,810

                                   Total Investments(Cost - $510,478*) - 102.5%                                           510,478
                                   Liabilities in Excess of Other Assets - (2.5%)                                         (8,297)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $   498,181
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Radian Insured.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(h) XL Capital Insured.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Pennsylvania Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007